CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Shareholder dividends per share	$ 3.50	$ 0.00	$ 3.50	$ 0.04	$ 0.04	$ 0.08